Schwab Strategic Trust
Schwab Ariel ESG ETF

Portfolio Holdings as of December 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.9% OF NET ASSETS

Automobiles & Components 3.4%
BorgWarner, Inc.	6,857	245,823
Gentex Corp.	11,950	390,287
Phinia, Inc.	1,372	41,558
		677,668

Banks 1.7%
M&T Bank Corp.	2,468	338,313

Capital Goods 15.3%
Generac Holdings, Inc. *	3,105	401,290
Kennametal, Inc.	12,250	315,927
Masco Corp.	3,517	235,569
Middleby Corp. *	1,767	260,049
nVent Electric PLC	8,098	478,511
Resideo Technologies, Inc. *	24,296	457,251
Sensata Technologies Holding PLC	7,729	290,379
Simpson Manufacturing Co., Inc.	1,639	324,489
Snap-on, Inc.	1,073	309,925
		3,073,390

Commercial & Professional Services 7.7%
Brady Corp., Class A	3,440	201,894
Brink's Co.	7,201	633,328
Dun & Bradstreet Holdings, Inc.	26,382	308,669
Korn Ferry	2,929	173,836
Stericycle, Inc. *	4,472	221,632
		1,539,359

Consumer Discretionary Distribution & Retail 2.7%
CarMax, Inc. *	2,900	222,546
Leslie's, Inc. *	45,977	317,701
		540,247

Consumer Durables & Apparel 2.2%
Mattel, Inc. *	17,675	333,704
Mohawk Industries, Inc. *	1,146	118,611
		452,315

Consumer Services 14.2%
ADT, Inc.	39,120	266,799
Adtalem Global Education, Inc. *	4,681	275,945
Lindblad Expeditions Holdings, Inc. *	68,345	770,248
Norwegian Cruise Line Holdings Ltd. *	41,006	821,760
OneSpaWorld Holdings Ltd. *	51,250	722,625
		2,857,377

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 11.3%
Fiserv, Inc. *	4,316	573,338
Goldman Sachs Group, Inc.	1,127	434,763
KKR & Co., Inc.	6,880	570,008
Lazard Ltd., Class A	8,233	286,508
Northern Trust Corp.	4,793	404,433
		2,269,050

Food, Beverage & Tobacco 0.5%
J M Smucker Co.	819	103,505

Health Care Equipment & Services 5.0%
Envista Holdings Corp. *	6,515	156,751
Laboratory Corp. of America Holdings	1,260	286,385
Patterson Cos., Inc.	8,390	238,696
Zimmer Biomet Holdings, Inc.	2,650	322,505
		1,004,337

Household & Personal Products 0.9%
Reynolds Consumer Products, Inc.	6,670	179,023

Insurance 4.4%
Aflac, Inc.	3,363	277,448
First American Financial Corp.	5,676	365,761
Progressive Corp.	1,513	240,991
		884,200

Materials 1.5%
Axalta Coating Systems Ltd. *	8,877	301,552

Media & Entertainment 7.3%
Interpublic Group of Cos., Inc.	8,810	287,559
Madison Square Garden Entertainment Corp. *	7,442	236,581
Madison Square Garden Sports Corp. *	1,376	250,198
Manchester United PLC, Class A *	19,426	395,902
Paramount Global, Class B	6,446	95,336
Sphere Entertainment Co. *	5,674	192,689
		1,458,265

Pharmaceuticals, Biotechnology & Life Sciences 5.2%
Bio-Rad Laboratories, Inc., Class A *	511	164,997
Charles River Laboratories International, Inc. *	1,906	450,578
Fortrea Holdings, Inc. *	1,252	43,695
Prestige Consumer Healthcare, Inc. *	6,467	395,910
		1,055,180

Schwab Ariel ESG ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate Management & Development 3.5%
CBRE Group, Inc., Class A *	3,612	336,241
Jones Lang LaSalle, Inc. *	1,926	363,764
		700,005

Software & Services 3.2%
Fair Isaac Corp. *	352	409,732
Hackett Group, Inc.	10,442	237,764
		647,496

Technology Hardware & Equipment 8.9%
Keysight Technologies, Inc. *	2,059	327,566
Knowles Corp. *	19,344	346,451
Littelfuse, Inc.	1,352	361,741
Motorola Solutions, Inc.	868	271,762
Zebra Technologies Corp., Class A *	1,739	475,321
		1,782,841
Total Common Stocks (Cost $18,997,143)		19,864,123

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32% (a)	233,101	233,101
Total Short-Term Investments (Cost $233,101)		233,101
Total Investments in Securities (Cost $19,230,244)		20,097,224

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$19,864,123	$—	$—	$19,864,123
Short-Term Investments[1]	233,101	—	—	233,101
Total	$20,097,224	$—	$—	$20,097,224

[1]	As categorized in the Portfolio Holdings.

Schwab Ariel ESG ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments —Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value heirarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of December 31, 2023, are disclosed in each fund’s Portfolio Holdings.
REG117329DEC23